Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Foreign Currency Transactions [Policy Text Block]

a) Foreign Currency Transactions

Functional and Presentation Currency

Items included in the consolidated financial statements of the Company and each of its subsidiaries (the "Group") are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The functional currency of the Company and its subsidiaries is the Canadian dollar ("$"). The consolidated financial statements of the Group are presented in Canadian dollars.

Transactions and Balances

In preparing the financial statements of the individual entities, transactions in currencies other than the entity's functional currency (i.e. foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the foreign exchange rates prevailing at the end of each reporting period. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the historical rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in foreign exchange loss (gain) in the consolidated statement of comprehensive loss.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to shareholders' equity. When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in profit or loss as part of the gain or loss on sale. At the present time, the functional currency of the Company and its subsidiaries is the Canadian dollar and hence this does not currently apply to the Company.

Share Based Payments [Policy Text Block]

b) Share Based Payments

Equity-settled share based payments to employees (including directors and senior executives) and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value of the share-based payment is measured by reference to the fair value of the equity instrument granted, which in turn is determined using the Black-Scholes option-pricing model on the date of the grant, with management's assumptions for the risk-free rate, dividend yield, volatility factors of the expected market price of the Company's common shares, exercise price, current market price of the underlying equity to be settled with, expected forfeitures and the life of the options.

The fair value of the equity-settled share based payments is recognized over the vesting period in which the service conditions are fulfilled, ending on the date in which the grantee becomes fully entitled to the award, based on the Company's estimate of equity instruments that will eventually vest, and is either expensed or capitalized to exploration and evaluation assets or property, plant and equipment, with a corresponding increase in equity.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the Company obtains the goods or the counterparty renders the service.

Leases [Policy Text Block]

c) Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized as assets of the Company at the inception of the lease at their fair value or, if lower, at the present value of the minimum lease payments.

Finance lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company's general policy on borrowing costs.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Income Taxes [Policy Text Block]

d) Income Taxes

Current Income Taxes

Tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the consolidated statements of comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company's liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred Income Taxes

Deferred tax assets and liabilities represent income taxes expected to be payable or recoverable on differences between the carrying amount of assets and liabilities in the Company's consolidated financial statements and the corresponding tax basis used in the computation of taxable profit. Deferred tax assets also represent income taxes expected to be recoverable on unclaimed losses carried forward.

Deferred taxes are calculated using the asset and liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, with some exceptions described below. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be used. Neither deferred tax liabilities, nor deferred tax assets, are recognized as a result of temporary differences that arise from the initial recognition of goodwill or a transaction, other than a business combination, that affects neither accounting profit nor taxable profit. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Deferred tax asset and liabilities are measured as of the date of the consolidated statement of financial position using the enacted or substantively enacted tax rates that are expected to be in effect when the differences reverse or when unclaimed losses are utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and adjusted to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of all or part of the asset to be utilized. To the extent that an asset not previously recognized fulfils the criteria for asset recognition, a deferred tax asset is recognized.

Deferred tax is recognized in the consolidated statements of comprehensive loss, unless it relates to items recognized directly in equity, in which case the deferred tax related to those items is also recognized directly in equity.

Flow-through Shares [Policy Text Block]

e) Flow-through Shares

The Company has, from time to time, issued flow-through shares to finance a portion of its exploration and development programs. Pursuant to the terms of the related flow-through share agreements, the Company has agreed to incur eligible flow-through expenditures and renounce the tax deductions associated with these qualifying expenditures to the subscribers.

The excess of cash consideration received over the market price of the Company's shares at the date of the announcement of the flow-through share financing ("Flow-through Share Premium") is recorded in the consolidated statement of financial position as a deferred flow-through share premium liability when the flow-through shares are issued. When a unit comprised of a flow-through share with an attached share purchase warrant is issued, the Company has adopted the fair value approach with respect to the measurement of the three components (share, warrant and Flow-through Share Premium) of such unit and use the relative fair value method to allocate the proceeds to each of the three components of the unit.

The Company recognizes a proportion of the Flow-through Share Premium through the consolidated statement of comprehensive loss as a reduction of deferred income tax expense with a corresponding reduction to the deferred flow-through share premium liability as the eligible flow-through expenditures are incurred.

Loss per Share [Policy Text Block]

f) Loss per Share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options and share purchase warrants, in the weighted average number of common shares outstanding during the year, if dilutive. The "treasury stock method" is used for the assumed proceeds upon the exercise of the options and warrants that are used to purchase common shares at the average market price during the year.

Other Comprehensive Income (Loss) [Policy Text Block]

g) Other Comprehensive Income (Loss)

Other Comprehensive income (loss) is the change in the Company's net assets that results from transactions, events and circumstances that are not related to the Company's shares and that are not included in net profit or loss. Such items include unrealized gains or losses on available-for-sale investments, gains or losses on certain hedging derivative instruments and foreign currency gains or losses related to translation of the financial statements of foreign operations. The Company's comprehensive income (loss) and components of other comprehensive income are presented in the consolidated statements of comprehensive loss and the consolidated statements of changes in equity.

Cash and Cash Equivalents [Policy Text Block]

h) Cash and Cash Equivalents

Cash and cash equivalents include bank deposits and highly liquid short-term money market investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, such as bankers' acceptance notes, treasury bills and guaranteed investment certificates ("GICs").

Exploration and Evaluation Assets [Policy Text Block]

i) Exploration and Evaluation Assets

These assets relate to mineral rights acquired and exploration and evaluation expenditures incurred in respect to resource projects that are in the exploration and evaluation stage.

Exploration and evaluation expenditures include costs which are directly attributable to acquisition, surveying, geological, geochemical, geophysical, exploratory drilling, land maintenance, sampling, and assessing technical feasibility and commercial viability. These expenditures are capitalized as exploration and evaluation assets until the technical feasibility and commercial viability of extracting the mineral resource of a project are demonstrable. During the exploration period, exploration and evaluation assets are not amortized.

Exploration and evaluation assets are allocated to cash generating units ("CGUs") for the purpose of assessing such assets for impairment and each project is identified as a separate CGU. At each financial statement reporting date, the Company assesses whether there is any indication of impairment. Indicators of impairment include, but are not limited to:

i) The right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

ii)  Substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

iii) Exploration for and evaluation of mineral resources in the specific area have not led to the commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

iv) Sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

In circumstances where indicators of impairment exist, an impairment test is performed to determine if  the carrying amount of a specfic project exceeds its estimated recoverable amount. The estimated recoverable amount is the greater of fair value less costs of disposal, and value in use (which is discounted expected future cash flows). If the estimated recoverable amount of the project is less than its carrying amount, the carrying amount of the project is reduced to its estimated recoverable amount, and an impairment loss is recognized immediately in the consolidated statement of comprehensive loss.

Once the technical feasibility and commercial viability of extracting a mineral resource of a project are demonstrable, the relevant exploration and evaluation asset is assessed for impairment, and any impairment loss is recognized, prior to the balance being reclassified as a development asset in property, plant and equipment.

The determination of the demonstration of technical feasibility and commercial viability is subject to a significant degree of judgment and assessment of all relevant factors. In general, technical feasibility may be demonstrable once a positive feasibility study is completed. When determining the commercial viability of a project, in addition to the receipt of a feasibility study, the Company also considers factors such as the existence of markets and/or long term contracts for the product, and the ability to obtain the relevant operating permits.

All subsequent expenditures to ready the property for production are capitalized within development assets, other than those costs related to the construction of property, plant and equipment. Development assets are not depreciated until construction is complete and the assets are available for their intended use.

Once production has commenced, all costs included in development assets are reclassified to mining properties.

Exploration and evaluation expenditures incurred prior to the Company obtaining the right to explore the property are recorded as an expense in the period in which they are incurred.

Property, plant and equipment [Policy Text Block]

j) Property, plant and equipment

Property, plant and equipment ("PPE") are stated at cost less any accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided over the estimated useful lives of the Company's assets on the following basis and rates per annum:

 Airstrip - 8% on a declining balance basis

 Building - straight line basis over its estimated useful life

 Computer and office equipment - 25% to 33 1/3% on a declining balance basis

 Exploration equipment - 30% on a declining balance basis

 Leasehold improvements - straight line basis over the shorter of the term of the lease and useful life

An item of PPE is derecognized upon disposal, when classified as as held for sale (when assets' carrying amounts will be recovered principally through a sale transaction rather than through continuing use), or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized immediately in the consolidated statement of comprehensive loss.

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for PPE and any changes arising from this assessment are applied by the Company prospectively as a change in estimate.

Where an item of PPE comprises major components with different useful lives, the components are accounted for as separate items of PPE. Expenditures incurred to replace a component of an item of PPE that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Impairment of Non-Financial Assets [Policy Text Block]

k) Impairment of Non-Financial Assets

At the end of each reporting period, the Company reviews the carrying amounts of its non-financial assets with finite lives at the CGU level to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant CGU is estimated in order to determine the extent of the impairment loss, if any. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company's CGUs are typically its significant individual exploration and evaluation assets, development projects or mines. In certain circumstances, when the recoverable amount of an individual asset can be determined, impairment assessment is performed at the individual asset level. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

The recoverable amount of an asset is the higher of fair value less costs of disposal and value in use.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount, and an impairment loss is recognized immediately in profit or loss.

At the end of each reporting period, the Company assesses whether there is any indication that impairment losses that were recognized in prior periods may no longer exist or have decreased. If such an indication exists, the estimated recoverable amount of the asset (or CGU) is revised and the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial Instruments [Policy Text Block]

l) Financial Instruments

On September 1, 2018, the Company adopted IFRS 9, "Financial Instruments" ("IFRS 9") which replaces IAS 39, "Financial Instruments: Recognition and Measurement" ("IAS 39"). The retrospective adoption of IFRS 9 had no material impact to the Company's consolidated financial statements.

Classification and Measurement

Under IFRS 9, financial assets are initially classified and subsequently measured at amortized cost, fair value through other comprehensive income ("FVOCI"); or fair value through profit or loss "FVTPL". A financial asset is measured at either amortized cost or FVTPL based on the business model in which the financial asset is managed and its contractual cash flow characteristics, unless the financial asset is required or designated to be classified and measured at FVTPL or FVOCI. On initial recognition of an equity instrument investment, the Company may irrevocably elect to measure the investment at FVOCI on an investment-by-investment basis, where the changes in the fair value of equity instruments are permanently recognized in other comprehensive income and will not be reclassified to profit or loss.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (which generally include derivative liabilities or other financial liabilities which are held for trading), or the Company has irrevocably designated them at FVTPL on initial recognition.

Financial assets and financial liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability, and are subsequently carried at amortized cost using the effective interest rate method, less any impairment. The changes in the fair value that are attributable to changes in the Company's own credit risk of financial liabilities elected at FVTPL are permanently recognized in other comprehensive income and will not be reclassified to profit or loss.

Financial assets and financial liabilities at FVTPL are initially recognized at fair value and transaction costs are expensed in the statement profit or loss, and are subsequently measured at fair value. Any realized and unrealized gains and losses arising from the changes in fair value are included in the statement of profit or loss in the period in which they arise.

Financial assets at FVOCI are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition of the financial asset, and are subsequently carried at fair value, with any unrealized gains and losses arising from the changes in fair value being included in other comprehensive income or loss. When debt financial assets are derecognized, the cumulative gains and losses previously recognized in other comprehensive income are reclassified to profit or loss.  The changes in the fair value of equity instrument investments elected at FVOCI are permanently recognized in other comprehensive income and will not be reclassified to profit or loss.

The following table shows the original categories under IAS 39 and the new categories under IFRS 9 for each class of the Company's financial assets and financial liabilities:

Classification and Measurement Category
Financial Instrument	IAS 39	IFRS 9

Cash and cash equivalents	Loans and receivables at amortized cost	Amortized cost
Other receivables	Loans and receivables at amortized cost	Amortized cost
Accounts payable	Other financial liabilities at amortized cost	Amortized cost
Accrued liabilities	Other financial liabilities at amortized cost	Amortized cost
Convertible note payable	FVTPL	FVTPL
Convertible redeemable preferred shares	FVTPL	FVTPL
Derivative liabilities	FVTPL	FVTPL

Impairment of Financial Assets

IFRS replaces the "incurred loss" model in IAS 39 with a single forwar-looking expected credit loss ("ECL") impairment model, which is based on changes in credit quality since initial recognition. The new impairment model is applied, at each reporting date, to financial assets measured at amortized costs or those measured at FVOCI (except for equity instrument investments). Any impairment losses recognized are charged to profit or loss, with the offsetting credit reducing the carrying amount of the financial assets that are measure at amortized cost. For financial assets measured at FVOCI, the impairment loss will be credited to other comprehensive income or loss.

There were no adjustments to the carrying amounts of the Company's financial instruments on the date of transition as a result of the transition from IAS 39 to IFRS 9.

Site Closure and Reclamation Provision [Policy Text Block]

m) Site Closure and Reclamation Provision

The Company's mining exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. These environmental regulations are continually changing and are generally becoming more restrictive. The Company has made, and intends to make in the future, expenditures to comply with such laws and regulations or constructive obligations.

Provision for site closure costs is recorded at the time an environmental disturbance occurs, and is measured at the Company's best estimate of the expected value of future cash flows required to reclaim the disturbance upon site closure, discounted to their net present value. The net present value is determined using a pre-tax discount rate that is specific to the liability. The estimated net present value is re-measured at the end of each reporting period, or when changes in circumstances occur and/or new material information becomes available. Increases or decreases to the provision arise due to changes in legal, constructive or regulatory requirements, the extent of environmental remediation required and cost estimates. The net present value of the estimated costs of these changes is recorded in the period in which the change is identified and quantifiable.

Upon initial recognition of site closure provision there is a corresponding increase to the carrying amounts of related assets and the cost is amortized as an expense on a units-of-production basis over the life of the related assets. The value of the provision is progressively increased over the life of the operation as the effect of discounting unwinds and such increase is recognized as an interest expense.

Other Provisions [Policy Text Block]

n) Other Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the provision. The increase in the provision due to the passage of time is recognized as an interest expense.

Related Party Disclosure [Policy Text Block]

o) Related Party Disclosure

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at fair value.

Segment Reporting [Policy Text Block]

p) Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. In determining the Company's segment structure, consideration is given to the similar operational and political risks to which the Company's current operations within the same business and regulatory environment are exposed.

The Company's current operations comprise a single reporting operating segment engaged in the acquisition, exploration, evaluation and development of rare metal and mineral properties located principally in Canada.

Critical Accounting Judgments and Estimation Uncertainties [Policy Text Block]

q) Critical Accounting Judgments and Estimation Uncertainties

The preparation of the consolidated financial statements in conformity with IFRS requires that the Company's management make critical judgments, estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the related notes thereto. Actual results may differ from those estimates. Estimates and assumptions are reviewed on an on-going basis based on historical experience and other factors that are considered to be relevant under the circumstances. Revisions to estimates are accounted for prospectively.

The Company has identified the following significant areas where critical accounting judgments, estimates and assumptions are made and where actual results may differ from these estimates under different assumptions and conditions and may materially affect financial results or the financial position reported in future periods.

Further details of the nature of these assumptions and conditions may be found in the relevant notes to the consolidated financial statements.

Key Sources of Estimation Uncertainty

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the financial results or the financial positions reported in future periods are included in the following notes:

Recoverability of Exploration and Evaluation Assets, Development Assets and Property, Plant and Equipment

The Company assesses its long-lived assets, specifically all exploration and evaluation assets, development assets and PPE at each reporting date to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is the higher of the fair value less costs of disposal and value in use. These assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, foreign exchange rates, future capital requirements, exploration potential and operating performance.

Determination of Reserve and Resource Estimates

Mineral reserves and resources are estimates of the amount of ore that can be economically and legally extracted from the Company's exploration and development properties. The estimation of recoverable reserves is based upon factors such as estimates of commodity prices, production costs, production techniques, future capital requirements and foreign exchange rates, along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the reserve or resource estimates may impact the carrying value of exploration and evaluation assets, development assets, PPE, site closure and reclamation provision and amortization expense.

Fair Value of Share Based Payments and Warrants

The Company follows IFRS 2, Share-based Payment, in determining the fair value of share based payments. This calculated amount is not based on historical cost, but is derived based on assumptions (such as the expected volatility of the price of the underlying security, expected hold period before exercise, dividend yield and the risk-free rate of return) input into a pricing model. The model requires that management make forecasts as to future events, including estimates of: the average future hold period of issued stock options and compensation warrants before exercise, expiry or cancellation; future volatility of the Company's share price in the expected hold period; dividend yield; and the appropriate risk-free rate of interest. The resulting value calculated is not necessarily the value that the holder of the option or warrant could receive in an arm's length transaction, given that there is no market for the options or compensation warrants and they are not transferable. Similar calculations are made in estimating the fair value of the warrant component of an equity unit. The assumptions used in these calculations are inherently uncertain. Changes in these assumptions could materially affect the related fair value estimates.

Site Closure and Reclamation Provision

The Company's accounting policy for the recognition of a site closure and reclamation obligation requires significant estimates and assumptions such as: requirements of the relevant legal and regulatory framework, the magnitude of possible disturbance and the timing thereof, extent and costs of required closure and rehabilitation activity, and discount rate. These uncertainties may result in future actual expenditures differing from the amounts currently provided. Site closure and reclamation provision recognized is periodically reviewed and updated based on the facts and circumstances available at the time. Changes to the estimated future costs are recognized in the Statement of Financial Position by adjusting both the site closure and reclamation asset and provision.

 Property, Plant and Equipment - Estimated Useful Lives

Management estimates the useful lives of PPE based on the period during which the assets are expected to be available for use. The amounts and timing of recorded expenses for depreciation of PPE for any period are affected by these estimated useful lives. The estimates are reviewed at least annually and are updated if expectations change as a result of physical wear and tear, technical or commercial obsolescence and legal or other limits to use. It is possible that changes in these factors may cause significant changes in the estimated useful lives of the Company's PPE in the future.

Critical Judgments

Information about critical judgments in applying accounting policies that have most significant effect on the consolidated financial statements are as follows:

Capitalization of Exploration and Evaluation Costs

Exploration and evaluation costs incurred during the year are recorded at cost. Capitalized costs include costs directly attributable to exploration and evaluation activities, including salaries and benefits of employees who are directly engaged in the exploration and evaluation activities. Administrative and other overhead costs are expensed. Exploration and evaluation costs incurred that have been determined to have future economic benefits and can be economically recoverable are capitalized. In making this judgment, management assesses various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise and existing permits.

New Accounting Standards Recently Adopted [Policy Text Block]

r) New Accounting Standards Recently Adopted

IFRS 9, Financial Instruments

As described in 3(l) above, the Company adopted IFRS 9 effective September 1, 2018 on a retrospective basis. The adoption of IFRS 9 had no material impact to the Company's consolidated financial statements and there were no adjustments to the carrying amounts of the Company's financial instruments on the date of transition as a result of the transition from IAS 39 to IFRS 9.

IFRS 15, Revenue from Contracts and Customers

On September 1, 2018, the Company adopted IFRS 15, Revenue from Contracts and Customers ("IFRS 15"). IFRS 15 sets out the requirements for recognizing revenue that apply to all contracts with customers, except for contracts that are within the scope of the standards on leases, insurance contracts and financial instruments. IFRS 15 uses a control based approach to recognize revenue and establishes principles to address the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The Company currently does not have any operating revenue and therefore, the adoption of this new standard does not have any impact on the Company's consolidated financial statements.